UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Item 1. REPORTS TO STOCKHOLDERS.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, opportunistic investment strategy risk, sector risk, non-diversified fund risk, investment advisor risk, new fund risk, operating risk, political/economic risk, small-cap and mid-cap securities risk, micro-cap securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risks of investing in municipal securities, risks of investing in REITs, risk of investing in corporate debt securities, government debt markets may be illiquid or disrupted, foreign securities risk, and currency risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2013.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ ncfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

March 31, 2013

We are satisfied with our performance for the period of September 2012 to February 2013.   The return on the Institutional class shares was 16.59%. This compares to 14.46% for the Russell 2000 Value Index, 8.54% for the 60% Russell 2000 Value Index/40% Barclays Government Credit Index, and 8.95% for the S&P 500 over the same period.  As 2012 wound down, several of our investment theses began to play out and that trend has continued into the new year. Of our top 10 equity holdings, nine performed well (Tecumseh Products Co., SeaChange International, Inc., Compuware Corp., Sierra Wireless Inc., Checkpoint Systems Inc.,  American Safety Insurance Holdings, Ltd., QAD Inc., DSP Group, Inc., and Tetra Technologies, Inc.). Digital Generation Inc. is the only top 10 equity holding that performed poorly in the period. As we have long argued, our portfolio is a mix of highly company-specific investment narratives and is not designed to provide simple market exposure. If we are correct in our core analysis, intrinsic value will ultimately be unlocked, albeit not in a manner we can time. Our semi-annual performance was attained with about 60%, 18%, and 22% exposure to equities, corporate bonds, and cash, respectively.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2013.

Average Annual Total Returns			Net	Gross
Period Ended March 31, 2013	Past 1 Year	Since Inception*	Expense Ratio**	Expense Ratio***
Roumell Opportunistic Value Fund – Institutional Class Shares	21.19%	5.03%	1.23%	1.80%
Russell 2000 Value Index	18.09%	10.25%
60% Russell 2000 Value index, and 40% Barclays Capital U.S. Government Credit Index	12.58%	8.54%
S&P 500 Total Return Index	13.96%	12.76%

The quoted performance data represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is December 31, 2010.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, through December 31, 2013, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

***Gross expense ratio is from the Fund’s prospectus dated December 31, 2012.

The Commoditization of Information
Information is now available everywhere, on demand, and requires little effort to find. We can all click Wikipedia and quickly become “experts” on any number of individuals, historical events, and dates of infamy. Yet up until recently, one had to expend considerable effort researching and reading to become knowledgeable about wars, macroeconomic theory, or to answer the countless intriguing questions pursued by inquiring minds.

Recently, Harvard and MIT announced a new nonprofit joint venture, known as edX, which will offer free online courses. In fact, free massive open online courses, or MOOCs, are just getting started. The commoditization of information is sure to rise. Coursera is an emerging platform that partners with major universities with the goal of providing free online courses and has signed up Stanford and Princeton, among others. The Khan Academy offers over 3,800 brief, substantive videos. The opportunity to become conversant in any number of topics is quite remarkable.

As it pertains to an investment enterprise, if content is just a click away and information so readily available, what begins to distinguish investors? Thinking, patience, a relentless research process, and character all come to mind. These human attributes will never become commodities. The ability to think well, to reason, and to remain patient is a chief determinant of investment success, and it will always be. Data may be ubiquitous, but sound reasoning and judgment will never lend themselves to internet packaging, nor will the emotional intelligence that builds over time from careful and persistent reflection on experience. The internet will quickly inform one about the general outline of Plato’s life, but will provide nothing in helping an individual answer the questions posed in his dialogues: What are justice, beauty, and the good? How should I live my life? We are left to reason and reflect, provided we can sit quietly long enough to think about such questions.

In the recently published book The Value Investors, author Ronald W. Chan offers insight into the various investment processes of such investment luminaries as Walter Schloss, Irving and Thomas Kahn, William Browne, and Teng Ngiek Lian.  A number of words come up repeatedly throughout these interesting interviews: humility, patience, caution, process, discipline, and courage. The book is absent of models, trading schemes, and the like. There is scant information per se; there is simply a reflection on investment process and the requisite temperamental qualities necessary to carry out sustainable, duplicable investment success. Thomas Kahn well captures our own thinking in stating, “Value investing is essentially a contrarian approach. It involves buying something that is currently unpopular and waiting for it to become popular again. It’s like buying…a heater in the summer and an air-conditioner in the winter.”

The bottom line from this eclectic group of investors: you’d better work hard, be steadfast, and remain cheerful in the practice of your discipline. The good news is that a well-reasoned approach, practiced with humility and caution, has high odds of success with the added ingredient of patience. In fact, William Browne highlights a study the Tweedy, Browne Company did some years ago, “10 Ways to Beat an Index.” This study presents empirical evidence that shows that “80 to 90 percent of investment returns have occurred in spurts that amount to 2 to 7 percent of the total length of the holding period. The rest of the time, stocks’ returns have been small.”

As much as information has become easier to access, we still believe firmly that this information is uneven in quality and does not replace old-fashioned shoe leather work. In our minds, the investment culture has been taken in by the notion that everything can be learned while sitting at one’s desk searching the internet. Deeper understanding often demands direct experience. Our research process is relentless and includes regular travel to see management teams, assets, customers, and competitors firsthand in order to obtain more and better information.

The “higher things” in life (thinking, feeling, temperament, and patience) will never become commodities. The investment operation flows from a clear, well-defined philosophy with the discipline to forge ahead independent of the market’s current vote of confidence—and that’s finally about a firm’s character. Proverbs perhaps says it best, “Where there is no vision, the people will perish.” In turn, if there is no investment vision, the strategy will, at some point, fail. The investor must internalize his or her process and beliefs such that they become part of his or her being. The mind’s eye ultimately becomes the tool to distinguish between risk and reward.

Our Portfolio: Well-Capitalized Special Situation Equities, Select Higher Yielding Bonds, and Cash

Our investment vision is to find value through out-of-favor, overlooked, or misunderstood securities and to do it on a highly opportunistic basis. Our portfolio is best suited for price-conscious investors who are more interested in the price versus value relationship than concerned over short-term volatility, and are willing to sit patiently in cash in the absence of compelling investment ideas. Our top 10 holdings account for over 40% of our total portfolio because we believe that a carefully selected and focused portfolio provides distinctive value to our investors. Equity holdings in our portfolio are cheaper than the overall market based on various metrics, including price/book and price/sales. Many of our holdings are ignored by Wall Street, allowing our intensive research discipline to gain us an informational or analytical edge. The portfolio’s equity holdings are characterized by strong balance sheets (typically net cash positions) and unique assets.

Our portfolio also includes a weighting in high yield bonds, as well as a healthy cash balance. We feel that all of these portfolio attributes reduce risk relative to the overall market, and are even more important given the current realities of continued consumer and government deleveraging, as well as anemic economic growth.  Recently, the World Bank reduced its 2013 estimates for global growth from 3% to 2.4%, and also cut its 2013 estimate for the 17-nation euro area growth from 1.1% to –0.1%.  In addition to the weak macroeconomic backdrop, lower portfolio risk is also important because the stock market is not particularly cheap based on a 10-year cyclically adjusted P/E, replacement value, or market capitalization to GDP basis.

All of our companies are ones we would “take private” in a heartbeat, which is our primary animating principle in selecting securities. In our view, an additional tailwind will be provided by an increase in mergers and acquisitions, given that organic growth is more challenging to achieve in a slow economy. In a recent Ernst & Young survey, 81% of companies indicating that they plan on making an acquisition during the next year say they will be looking at deals for $500 million or less, a market segment that we favor. Additionally, it is estimated that private equity firms are flush with over $550 billion in cash earmarked for buyouts.

Among our bond holdings, we are weighted toward small exploration and production energy companies possessing strong reserves of out-of-favor commodities such as natural gas. Our bonds are most often supported by hard assets (typically energy or real estate assets), which can easily be isolated and sold, if necessary, to improve liquidity and protect the principal value of our investments. In time, we believe low natural gas prices will self-correct because production has shifted to higher value oil, which is trading at more than 25 times the price of natural gas but contains only 5.825 times more energy.

Finally, our large cash position provides a significant hedge and opportunistic dry powder. We are not in the business of handicapping Fed actions, asset class flows, or other events driving market momentum. That’s “market stuff” and it’s not what we do. We are in the business of valuing companies (earnings power and asset value), determining an appropriate discount required to live with the risks embedded in a security, and buying when our price level is met. We will remain disciplined and cautious in allocating our investors’ (alongside our own) capital.

Best Regards,

Jim Roumell
Lead Portfolio Manager
Roumell Opportunistic Value Fund

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 60.66%

Consumer Discretionary - 7.24%
*	Aeropostale, Inc.	48,000	$659,832	$624,960
*	Digital Generation, Inc.	103,000	1,193,682	798,250
	Dover Motorsports, Inc.	286,711	364,074	487,409
				1,910,619
Energy - 7.82%
*	TETRA Technologies, Inc.	154,000	1,080,682	1,421,420
*β	Thunderbird Energy Corp.	413,500	52,225	44,134
*	Ultra Petroleum Corp.	35,000	703,107	597,100
				2,062,654
Financials - 3.52%
*	American Safety Insurance Holdings Ltd.	40,300	751,190	928,109
				928,109
Health Care - 3.21%
*	Transcept Pharmaceuticals, Inc.	146,000	754,338	846,800
				846,800
Industrials - 11.07%
*	Tecumseh Products Co. Cl. A	312,000	1,847,403	2,826,720
*	Tecumseh Products Co. Cl. B	10,400	35,464	93,600
				2,920,320
Information Technology - 25.27%
	Apple, Inc.	2,510	1,271,594	1,107,914
*	Checkpoint Systems, Inc.	59,047	573,268	700,297
*	Compuware Corp.	56,000	440,894	650,160
*	DSP Group, Inc.	131,504	867,859	952,089
	QAD, Inc. Cl. A	43,900	458,442	572,895
	QAD, Inc. Cl. B	9,500	99,599	114,285
*	SeaChange International, Inc.	116,300	890,375	1,339,776
*	Sierra Wireless, Inc.	62,800	456,527	709,012
	TransAct Technologies, Inc.	66,300	752,011	523,770
				6,670,198

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Cost	Value (Note 1)

Materials - 2.53%
*β	Sandstorm Metals & Energy Ltd.	1,765,000	$565,880	$667,912
				667,912

Total Common Stocks (Cost $13,818,447)				16,006,612

EXCHANGE TRADED PRODUCT - 1.36%
Market Vectors Gold Miners ETF		9,570	455,224	357,918

Total Exchange Traded Product (Cost $455,224)				357,918

SHORT-TERM INVESTMENT - 19.47%
§	Federated Treasury Obligations Fund, 0.01%	5,139,204	5,139,204	5,139,204

Total Short-Term Investment (Cost $5,139,204)				5,139,204

	Principal	Interest Rate	Maturity Date
CORPORATE BONDS - 18.21%
Chesapeake Energy Corp.	$ 590,000	7.250%	12/15/2018	666,700
Clayton Williams Energy, Inc.	820,000	7.750%	4/1/2019	820,000
Comstock Resources, Inc.	985,000	7.750%	4/1/2019	1,009,625
GMX Resources, Inc.	185,000	9.000%	3/2/2018	101,750
Goodrich Petroleum Corp.	950,000	8.875%	3/15/2019	942,875
JC Penney Corp., Inc.	1,570,000	5.650%	6/1/2020	1,265,813

Total Corporate Bonds (Cost $4,820,700)				4,806,763

Total Value of Investments (Cost $24,233,575) - 99.70%				$26,310,497

Other Assets Less Liabilities - 0.30%				80,304

Net Assets - 100.00%				$26,390,801

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013

* Non-income producing investment	β	Canadian security
§ Represents 7 day effective yield

Summary of Investments by Sector
		% of Net
Sector		Assets	Value
Consumer Discretionary		7.24%	$1,910,619
Energy		7.82%	2,062,654
Financials		3.52%	928,109
Health Care		3.21%	846,800
Industrials		11.07%	2,920,320
Information Technology		25.27%	6,670,198
Materials		2.53%	667,912
Exchange Traded Product		1.36%	357,918
Short-Term Investment		19.47%	5,139,204
Corporate Bonds		18.21%	4,806,763
Total		99.70%	$26,310,497

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2013

Assets:
Investments, at value (cost $24,233,575)	$26,310,497
Cash	58,210
Receivables:
Investments sold	255,722
Fund shares sold	228,669
Dividends and interest	140,602
Total assets	26,993,700

Liabilities:
Payables:
Investments purchased	560,362
Fund shares repurchased	17,385
Accrued expenses
Administration fees	6,235
Advisory fees	18,503
Other expenses	414
Total liabilities	602,899

Net Assets	$26,390,801

Net Assets Consist of:
Capital	$23,995,063
Undistributed net investment income	17,367
Net realized gain on investments and foreign currency transactions	301,449
Net unrealized appreciation on investments and
translation of assets in foreign currency	2,076,922
Total Net Assets	$26,390,801

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	2,278,191
Net Assets	$24,533,213
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.77

Class A Shares outstanding, no par value (unlimited authorized shares)	173,096
Net Assets	$1,857,588
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.73
Offering Price Per Share ($10.73 ÷ 95.50%)	$11.24

(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.
See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the Period ended February 28, 2013

Investment Income:
Interest	$163,544
Dividends	72,852

Total Investment Income	236,396

Expenses:
Advisory fees (note 2)	105,181
Administration fees (note 2)	35,442
Distribution and service fees - Class A Shares (note 3)	1,952

Total Expenses	142,575

Net Investment Income	93,821

Realized and Unrealized Gain on Investments:

Net realized gain from investments and foreign currency transactions	561,543
Change in unrealized appreciation on investments and translation of
assets and liabilities in foreign currency	2,985,863

Realized and Unrealized Gain on Investments	3,547,406

Net Increase in Net Assets Resulting from Operations	$3,641,227

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

	February 28,	August 31,
For the six month period or fiscal year ended	2013 (a)	2012

Operations:
Net investment income	$93,821	$191,525
Net realized gain (loss) from investment transactions
and foreign currency transactions	561,543	(247,244)
Change in unrealized appreciation on investments
and translation of assets and liabilities in foreign currency	2,985,862	152,790

Net Increase in Net Assets Resulting from Operations	3,641,226	97,071

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares	(169,985)	(121,586)
Class A Shares	(11,086)	(11,542)
Decrease in Net Assets Resulting from Distributions	(181,071)	(133,128)

Capital Share Transactions:
Shares sold	4,420,874	8,774,062
Reinvested dividends and distributions	161,619	120,749
Shares repurchased	(1,326,710)	(3,225,860)
Increase from Capital Share Transactions	3,255,783	5,668,951

Net Increase in Net Assets	6,715,938	5,632,894

Net Assets:
Beginning of Period	19,674,863	14,041,969
End of Period	$26,390,801	$19,674,863

Undistributed Net Investment Income	$17,367	$104,617

(a) Unaudited

See Notes to Financial Statements		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

For the six month period or
fiscal year ended	February 28, 2013 (a)		August 31, 2012

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	424,978	$4,165,044	936,132	$8,506,230
Redemption fees (Note 1)	-	5	-	217
Reinvested dividends
and distributions	15,546	150,992	12,541	109,860
Shares repurchased	(123,344)	(1,260,110)	(300,289)	(2,727,037)
Net Increase in Capital Shares	317,180	$3,055,931	648,384	$5,889,270
Outstanding, Beginning of Period	1,961,011	19,158,820	1,312,627	13,269,550
Outstanding, End of Period	2,278,191	$22,214,751	1,961,011	$19,158,820

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,027	$255,826	29,318	$267,612
Redemption fees (Note 1)	-	-	-	3
Reinvested dividends
and distributions	1,097	10,626	1,244	10,889
Shares repurchased	(6,701)	(66,600)	(54,781)	(498,823)
Net Increase in Capital Shares	19,423	$199,852	(24,219)	$(220,319)
Outstanding, Beginning of Period	153,673	1,580,460	177,892	1,800,779
Outstanding, End of Period	173,096	$1,780,312	153,673	$1,580,460

(a) Unaudited

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	February 28,	August 31,
fiscal year or period ended	2013 (g)		2012	2011 (f)

Net Asset Value, Beginning of Period	$9.31		$9.42	$10.00

Income (Loss) from Investment Operations
Net investment income	0.04		0.09	0.03
Net realized and unrealized gain (loss)
on securities	1.50		(0.13)	(0.61)
Total from Investment Operations	1.54		(0.04)	(0.58)

Less Distributions:
Dividends (from net investment income)	(0.08)		(0.07)	-
Total Distributions	(0.08)		(0.07)	-

Net Asset Value, End of Period	$10.77		$9.31	$9.42

Total Return (c)(d)	16.59%	(b)	(0.36)%	(5.80)%	(b)

Net Assets, End of Period (in thousands)	$24,533		$18,249	$12,368
Average Net Assets for the Period
(in thousands)	$21,518		$16,109	$5,837

Ratios of:
Gross Expenses to Average Net Assets (e)	1.23%	(a)	1.23%	1.23%	(a)
Net Expenses to Average Net Assets (e)	1.23%	(a)	1.23%	1.23%	(a)
Net Investment Income to Average Net Assets	0.84%	(a)	1.10%	1.08%	(a)

Portfolio turnover rate	27.03%	(b)	49.34%	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United
States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements
(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(g) Unaudited.

See Notes to Financial Statements				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
	Class A Shares
For a share outstanding during the	February 28,	August 31,
fiscal year or period ended	2013 (g)		2012	2011 (f)

Net Asset Value, Beginning of Period	$9.28		$9.41	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03		0.08	0.03
Net realized and unrealized gain (loss)
on securities	1.49		(0.15)	(0.62)
Total from Investment Operations	1.52		(0.07)	(0.59)

Less Distributions:
Dividends (from net investment income)	(0.07)		(0.06)	-
Total Distributions	(0.07)		(0.06)	-

Net Asset Value, End of Period	$10.73		$9.28	$9.41

Total Return (c)(d)	16.45%	(b)	(0.56)%	(6.00)%	(b)

Net Assets, End of Period (in thousands)	$1,858		$1,426	$1,674
Average Net Assets for the Period
(in thousands)	$1,575		$1,629	$959

Ratios of:
Gross Expenses to Average Net Assets (e)	1.48%	(a)	1.48%	1.48%	(a)
Net Expenses to Average Net Assets (e)	1.48%	(a)	1.48%	1.48%	(a)
Net Investment Income to Average Net Assets	0.59%	(a)	0.89%	0.73%	(a)

Portfolio turnover rate	27.03%	(b)	49.34%	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United
States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements
(gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding for the initial period from December 31, 2010 (Date of Initial Public
Investment) to August 31, 2011.
(g) Unaudited.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Realized Gains and Losses
(Unaudited)

For the Period ended February 28, 2013
		Purchase Price	Sales Proceeds	Realized Gain/Loss Percentage	Realized Gain/Loss

	Abercrombie & Fitch Co.	$ 373,203	$ 569,234	52.53%	$ 196,031
	Checkpoint Systems, Inc.	266,599	255,722	-4.08%	(10,877)
	Compuware Corporation	191,729	287,954	50.19%	96,225
	Dell, Inc.	715,578	797,720	11.48%	82,142
	Gilat Satellite Networks Ltd.	526,443	614,866	16.80%	88,424
	Saizen REIT	213,287	232,560	9.11%	19,437
	SeaChange International, Inc.	364,844	415,996	14.02%	51,151
	Sierra Wireless, Inc.	460,620	530,294	15.13%	69,675
*	Stone Energy Corp.	489,691	490,000	0.06%	309
*	Stonemor Operating LLC	692,728	676,894	-2.29%	(15,835)
	Tellabs, Inc.	39,485	24,346	-38.34%	(15,139)

	Net Realized Gain				$ 561,543

*	Excludes interest earned on bonds over the holding period.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on December 31, 2010. The investment objective of the Fund is to seek capital appreciation and income. Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents.  The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.

The Advisor believes that its strength lies in digging deeply into specific securities (equity and fixed income), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.

The Advisor also believes that securities that possess deep value characteristics can be found in various asset classes, not just equities.  Although much attention is paid to the stock market’s daily activities, the Advisor believes that mispricing can occur in other markets as well; therefore, the Advisor is impartial as to where in a company’s capital structure it will invest, and, consequently, the Advisor will pursue both equity and debt investments.  The Advisor’s ultimate goal is to buy securities at a meaningful discount to its estimate of underlying intrinsic value.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The Fund’s portfolio will primarily consist of (i) domestic and foreign equity securities (“Equity Securities”); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities, “junk” bonds, municipal securities and REITs (“Fixed Income Securities”); and (iii) interest-bearing instruments, including, but not limited to, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”). The Fund may invest in these securities directly or indirectly through investments in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”).  The Fund’s emphasis will be on domestic equity and domestic high-yield corporate debt; however, there is no predetermined allocation of the Fund’s assets among Equity Securities, Fixed Income Securities and Cash and Cash Equivalents.  The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy.  The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.  The Fund is not diversified.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended February 28, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$16,006,612	$16,006,612	$	- -	$	- -
Exchange Traded Product	357,918	357,918		- -		- -
Short-Term Investment	5,139,204	5,139,204		- -		- -
Corporate Bonds	4,806,763	-		4,806,763		- -
Total	$26,310,497	$21,503,734		$4,806,763	$	- -
*For a detailed breakout by industry, please refer to the Schedule of Investments.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended February 28, 2013.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.
(Continued)

Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.  The Fund charged $5 in redemption fees during the period ended February 28, 2013.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee equal to an annualized rate of 0.92% of Fund’s average daily net assets. The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, computed at the end of each month and payable within five days thereafter.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.31% if the average daily net assets are under $80,000,000 and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. The 0.25% fee is comprised of a 0.25% service fee.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

4.	Purchases and Sales of Investment Securities

For the six month period ended February 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2012 – February 28, 2013	$6,505,157	$4,895,588

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 28, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 28, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the period ended February 28, 2013 were characterized for tax purposes as follows:

February 28, 2013
Ordinary Income	$181,071
Long-term capital gain	-

At February 28, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$24,233,575
Unrealized Appreciation	$3,276,278
Unrealized Depreciation	(1,199,356)
Net Unrealized Appreciation	$2,076,922

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

8.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments  and redemption fees, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$1,165.90	$6.61

	$1,000.00	$1,018.70	$6.16
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Class A Shares	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,164.50	$7.94

	$1,000.00	$ 1,017.46	$7.40
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Roumell Opportunistic Value Fund

is a series of The Starboard Investment Trust

For Shareholder Service Inquiries:

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
ncfunds.com

For Investment Advisor Inquiries:

Documented:
Roumell Opportunistic Value Fund
2 Wisconsin Circle, Suite 660
Chevy Chase, Maryland 20815

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
roumellfund.com

Roumell Asset Management, LLC

Semi-Annual Report 2013
February 28, 2013
(Unaudited)

SCS Tactical Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCS Tactical Allocation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The SCS Tactical Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the SCS Tactical Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the SCS Tactical Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: depository receipts, fixed income risk, interest rate risk, large-cap company risk, management style risk, manager risk, market risk, new fund risk, new manager risk, risks of investing in corporate debt securities, risks of investing in municipal securities, risks related to investing in other investment companies, risks of investing in REITs, and small-cap and mid-cap securities risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2013.

For More Information on Your SCS Tactical Allocation Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 71.93%

Consumer Discretionary - 17.90%
	Coach, Inc.	1,800	$86,994
*	LeapFrog Enterprises, Inc.	3,200	27,424
	Mattel, Inc.	2,800	114,100
	Target Corp.	1,230	77,441
μ	The Swatch Group AG	2,000	56,900
			362,859
Consumer Staples - 17.67%
	Kimberly-Clark Corp.	1,120	105,594
	Molson Coors Brewing Co.	895	39,568
	PepsiCo, Inc.	800	60,616
	The Clorox Co.	550	46,205
	The Procter & Gamble Co.	1,018	77,551
	Walgreen Co.	700	28,658
			358,192
Energy - 5.34%
	ConocoPhillips	800	46,360
	Marathon Oil Corp.	1,850	61,975
			108,335
Financials - 3.80%
	Triangle Capital Corp.	2,550	77,010
			77,010
Health Care - 6.11%
	Johnson & Johnson	1,000	76,110
*	PURE Bioscience, Inc.	72,267	47,689
			123,799
Industrials - 3.15%
	Caterpillar, Inc.	300	27,711
	Stanley Black & Decker, Inc.	460	36,202
			63,913
Information Technology - 15.79%
	Apple, Inc.	270	119,178
	Corning, Inc.	3,100	39,091
	Intel Corp.	1,100	22,968
*	IZEA, Inc.	68,500	16,509
	Seagate Technology PLC	1,250	40,200
	The Western Union Co.	3,500	49,105
*	Xplore Technologies Corp.	9,100	33,124
			320,175

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
			Shares		Value (Note 1)

COMMON STOCKS - (continued)

Telecommunication Services - 1.49%
μ	Vodafone Group PLC		1,200		$30,168
					30,168
	Utilities - 0.68%
	CMS Energy Corp.		520		13,837
					13,837

Total Common Stocks (Cost $1,466,757)					1,458,288

EXCHANGE TRADED PRODUCTS- 14.41%
Market Vectors High Yield Municipal Index ETF			3,500		116,655
PowerShares S&P 500 BuyWrite Portfolio			1,000		20,140
PowerShares Senior Loan Portfolio			4,990		124,750
SPDR Nuveen S&P High Yield Municipal Bond ETF			520		30,680

Total Exchange Traded Products (Cost $282,610)					292,225

PREFERRED STOCK- 2.51%
* Arbor Realty Trust, Inc. PLC			2,000		50,900

Total Preferred Stock (Cost $50,000)					50,900

SHORT-TERM INVESTMENT - 2.78%
§	Fidelity Institutional Money Market Funds, 0.12%		56,257		56,257

Total Short-Term Investment (Cost $56,257)					56,257

			Interest	Maturity
MUNICIPAL BONDS- 1.83%		Principal	Rate	Date
Alpharetta Development Authority		$ 4,535	5.250%	7/1/2021	-
Cathedral City Public Financing Authority		25,000	4.130%	8/1/2016	22,469
York County Industrial Development Authority		15,000	8.500%	12/1/2035	14,643

Total Municipal Bonds (Cost $42,126)					37,112

CONVERTIBLE BOND- 4.73%
	Societe Generale SA	100,000	16.000%	5/6/2013	95,910

Total Convertible Bond (Cost $100,000)					95,910

					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Total Value of Investments (Cost $1,997,750) - 98.19%				$1,990,692

Other Assets Less Liabilities - 1.81%				36,747

	Net Assets - 100%			$2,027,439

§	Represents 7 day effective yield	The following acronyms is used in this portfolio:
*	Non-income producing investment	PLC - Public Limited Company
μ	American Depository Receipt	SA - Societe Anonyme
		AG - Aktiengesellschaft

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	17.90%	$362,859
	Consumer Staples	17.67%	358,192
	Energy	5.34%	108,335
	Exchange Traded Products	14.41%	292,225
	Financials	3.80%	77,010
	Health Care	6.11%	123,799
	Industrials	3.15%	63,913
	Information Technology	15.79%	320,175
	Telecommunication Services	1.49%	30,168
	Utilities	0.68%	13,837
	Short-Term Investment	2.78%	56,257
	Preferred Stock	2.51%	50,900
	Municipal Bonds	1.83%	37,112
	Convertible Bond	4.73%	95,910
	Total	98.19%	$1,990,692

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2013

ASSETS
Investments, at value (cost $1,997,750)	$1,990,692
Receivables:
Investments sold	47,283
Fund shares sold	50
Dividends and interest	5,486
Prepaid expenses
Fund accounting fees	2,361
Compliance services fees	527
Other expenses	3,322
Total assets	2,049,721

LIABILITIES
Accrued expenses
Administration fees	34
Fund accounting fees	2
Other expenses	13,668
Disbursements in excess of cash on demand deposit	8,578
Total liabilities	22,282

NET ASSETS	$2,027,439

Net Assets Consist of:
Capital	$2,027,877
Accumulated net investment loss	(2,043)
Undistributed net realized gain on investments	8,663
Net unrealized depreciation on investments	(7,058)
Total Net Assets	$2,027,439

Shares Outstanding, no par value (unlimited authorized shares)	198,289

Net Asset Value, Redemption Price Per Share	$10.22

Maximum Offering Price Per Share ($10.22 ÷ 95.25%)	$10.73

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Operations
(Unaudited)

For the period from September 1, 2012 to February 28, 2013

INVESTMENT INCOME
Interest	$7,694
Dividends	28,187
Total Investment Income	35,881

EXPENSES
Advisory fees (note 2)	9,192
Administration fees (note 2)	12,008
Transfer agent fees (note 2)	11,492
Fund accounting fees (note 2)	13,481
Compliance service fees (note 2)	5,207
Custody fees (note 2)	1,883
Distribution and service fees (note 3)	2,298
Registration and filing administration fees (note 2)	302
Legal fees	992
Audit and tax preparation fees	6,447
Registration and filing expenses	2,901
Printing expenses	495
Trustee fees and meeting expenses	4,959
Securities pricing fees	496
Other operating expenses	3,968
Gross Expenses	76,121

Expenses reimbursed by advisor (note 2)	(44,208)
Advisory fees waived (note 2)	(9,192)
Net Expenses	22,721

NET INVESTMENT INCOME	13,160

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from:
Investments	28,986
28,986
Change in unrealized depreciation on:
Investments	(24,990)
(24,990)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,156

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended
	February 28, 2013 (a)	August 31, 2012

OPERATIONS:
Net investment income	$13,160	$17,008
Net realized gain (loss) from investment transactions	28,986	(20,323)
Change in unrealized appreciation (depreciation) on investments	(24,990)	17,932
Net increase in net assets resulting from operations	17,156	14,617

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(32,211)	-
Decrease in net assets resulting from distributions	(32,211)	-

CAPITAL SHARE TRANSACTIONS:
Shares sold	562,826	1,597,132
Reinvested dividends and distributions	32,211	-
Shares redeemed	(150,015)	(14,277)
Net increase from capital share transactions	445,022	1,582,855

Net increase in net assets	429,967	1,597,472

NET ASSETS:
Beginning of period	1,597,472	-
End of period	$2,027,439	$1,597,472

Accumulated net investment loss	$(2,043)	$-

TRANSACTIONS IN SHARES:
Shares sold	55,341	156,120
Reinvested dividends and distributions	3,313	-
Shares redeemed	(15,086)	(1,399)
Net increase	43,568	154,721

(a) Unaudited.

See Notes to Financial Statements

SCS Tactical Allocation Fund

Financial Highlights

For a share outstanding during the six month
period or fiscal year ended,	February 28, 2013 (a)		August 31, 2012

Net asset value, beginning of period	$10.32		$10.00

Income from investment operations
Net investment income	0.05		0.11
Net realized and unrealized gains
on securities	0.02		0.21
Total from investment operations	0.07		0.32

Less distributions:
From net investment income	(0.17)		-
Total distributions	(0.17)		-

Net asset value, end of period	$10.22		$10.32

Total Return (d)(e)	0.77%	(c)	3.20%	(c)

Net assets, end of period (000's)	$2,027		$1,597

Ratios of:
Gross expenses to average net assets (f)	8.27%	(b)	13.24%	(b)
Net expenses to average net assets (f)	2.47%	(b)	1.65%	(b)
Net investment income/(loss)
to average net assets	1.43%	(b)	2.46%	(b)

Portfolio turnover rate	56.11%	(c)	67.51%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The SCS Tactical Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on February 9, 2012.

The Fund seeks to achieve its investment objective of capital appreciation by investing in a mix of equity securities and fixed income securities, which the Fund’s investment advisor, Sentinel Capital Solutions, Inc. (the “Advisor”), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s investment advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 28, 2013 for the Fund’s assets measured at fair value:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,458,288	$1,458,288	$-	$-
Exchange Traded Products	292,225	292,225	-	-
Municipal Bonds	37,112	-	37,112	-
Convertible Bond	95,910	-	95,910	-
Preferred Stock	50,900	50,900	-	-
Short-Term Investment	56,257	56,257	-	-
Total	$1,990,692	$1,857,670	$133,022	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Sentinel Capital Solutions, Inc., (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate of 1.00%.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until January 1, 2014, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed a certain percentage of the daily average net

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

assets for Fund shares.  From September 1, 2012 to December 31, 2012, this expense limitation percentage was 1.65% of the daily net assets of the Fund.  As of January 1, 2013 and thereafter, the expense limitation percentage increased to 4.00% of the daily net assets of the Fund pursuant to a resolution by the Trust’s Board of Trustees.  During the six month period ended February 28, 2013, the Advisor waived advisory fees in the amount of $9,192.  In addition, the Advisor reimbursed expenses of the Fund in the amount of $44,208.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%
Next $1 billion	0.040%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $2 billion	0.030%

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  The Transfer Agent is also reimbursed for out-of-pocket expenses.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended February 28, 2013, $2,298 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended February 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2012 to February 28, 2013	$1,597,925	$959,432

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 28, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 28, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 28, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,997,750

Unrealized Appreciation	$114,461
Unrealized Depreciation	(121,519)
Net Unrealized Depreciation	(7,058)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.   Subsequent Events

As of February 28, 2013, the Advisor had an outstanding balance due to the Fund of $38,704 in accordance with the Advisor’s expense limitation agreement with the Fund.  During March 2013, the advisor subsequently reimbursed the Fund for the full amount owed, and currently does not have an outstanding balance due to the Fund.

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,007.70	$12.30
	$1,000.00	$1,012.55	$12.33
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

SCS Tactical Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Sentinel Capital Solutions
116 South Franklin Street	38 S. Potomac Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 304 Hagerstown, Maryland 21740

Telephone: 800-773-3863	Telephone: 800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: sentinelcapitalsolutions.com

Item 2.         CODE OF ETHICS.

Not applicable.

Item 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.          SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.         CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: May 1, 2013	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Cort F. Meinelschmidt
Date: May 1, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: May 1, 2013	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: May 1, 2013	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Cort F. Meinelschmidt
Date: May 1, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund